Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)(b)	10,418	$971,583
Grupo Financiero Galicia SA, ADR	39,587	457,626
Pampa Energia SA, ADR(a)	20,327	316,491
Transportadora de Gas del Sur SA, Class B	30,179	228,153

		1,973,853

Australia — 2.2%
AGL Energy Ltd.	112,731	1,536,234
Alumina Ltd.	1,840,564	2,878,489
AMP Ltd.	1,048,158	1,325,106
APA Group	331,129	2,657,730
Aristocrat Leisure Ltd.	153,853	3,351,626
ASX Ltd.	158,107	8,966,939
Aurizon Holdings Ltd.	1,187,575	4,827,261
AusNet Services	1,767,537	2,252,828
Australia & New Zealand Banking Group Ltd.	553,020	10,188,025
Bendigo & Adelaide Bank Ltd.	410,511	3,012,050
BHP Group Ltd.	553,020	13,697,064
BHP Group PLC	477,866	10,108,920
BlueScope Steel Ltd.	242,478	2,226,846
Boral Ltd.	518,988	1,798,511
Brambles Ltd.	502,681	4,145,476
Coca-Cola Amatil Ltd.	303,452	2,121,992
Coles Group Ltd.	276,510	2,855,619
Commonwealth Bank of Australia	361,590	19,595,579
CSL Ltd.	97,133	17,133,473
Dexus	260,912	2,151,671
Fortescue Metals Group Ltd.	388,800	2,386,666
Goodman Group	288,563	2,860,811
GPT Group (The)	524,315	2,149,300
Incitec Pivot Ltd.	899,721	2,138,527
James Hardie Industries PLC	197,222	3,380,598
Lendlease Group	168,742	2,172,802
Macquarie Group Ltd.	69,482	6,410,701
Medibank Pvt Ltd.	1,486,064	3,460,525
Mirvac Group	1,413,037	3,124,973
National Australia Bank Ltd.	528,800	10,423,104
Newcrest Mining Ltd.	175,123	3,776,376
Orica Ltd.	212,700	3,355,759
Origin Energy Ltd.	372,934	2,019,493
QBE Insurance Group Ltd.	336,066	2,917,312
Rio Tinto Ltd.	70,191	4,394,784
Santos Ltd.	562,229	3,145,263
Scentre Group	534,586	1,410,601
Seek Ltd.	222,626	3,478,618
South32 Ltd.	1,147,871	2,016,606
Stockland	579,431	1,952,083
Suncorp Group Ltd.	418,488	3,877,868
Sydney Airport	819,604	4,957,769
Telstra Corp. Ltd.	1,319,449	3,172,530
Transurban Group	501,263	5,124,922
Treasury Wine Estates Ltd.	223,335	2,703,437
Vicinity Centres	1,631,409	3,000,971
Wesfarmers Ltd.	186,467	5,107,826
Westpac Banking Corp.	653,698	12,704,805
Woodside Petroleum Ltd.	158,107	3,507,476
Woolworths Group Ltd.	194,266	4,994,893

		232,958,838

Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	73,736	$2,605,288
OMV AG	61,153	3,569,552
voestalpine AG	91,461	2,290,765

		8,465,605

Belgium — 0.3%
Ageas	92,170	5,310,116
Anheuser-Busch InBev SA/NV	158,107	12,707,292
Groupe Bruxelles Lambert SA	59,847	6,007,815
KBC Group NV	51,048	3,581,125
UCB SA	49,630	4,001,017
Umicore SA	60,974	2,514,909

		34,122,274

Brazil — 0.5%
Ambev SA	969,595	4,197,778
B3 SA — Brasil, Bolsa, Balcao	638,100	7,690,135
Banco do Brasil SA	200,200	2,401,263
BR Malls Participacoes SA	638,148	2,440,109
BRF SA(a)	212,772	1,882,108
CCR SA	481,400	1,971,457
Centrais Eletricas Brasileiras SA	129,900	1,280,103
Cia. de Saneamento Basico do Estado de Sao Paulo	129,300	1,759,258
Cielo SA	425,446	801,209
Cogna Educacao	481,400	1,159,610
Embraer SA	218,564	954,421
Hypera SA	496,300	4,242,979
JBS SA	462,600	3,260,003
Klabin SA	340,800	1,343,029
Natura Cosmeticos SA	283,600	2,201,319
Petroleo Brasileiro SA	328,200	2,673,411
Rumo SA(a)	638,100	3,624,123
Suzano SA	166,713	1,355,498
TIM Participacoes SA	567,200	1,613,547
Ultrapar Participacoes SA	258,400	1,214,629
Vale SA(a)	709,002	8,336,213

		56,402,202

Canada — 3.0%
Agnico Eagle Mines Ltd.	80,826	4,978,023
Alimentation Couche-Tard Inc., Class B	189,800	5,704,036
Aurora Cannabis Inc.(a)(b)	196,393	705,273
Bank of Montreal	118,403	8,783,271
Bank of Nova Scotia (The)	238,933	13,732,262
Barrick Gold Corp.	370,098	6,442,608
Bausch Health Companies Inc.(a)	79,408	1,978,026
BCE Inc.	150,308	7,145,162
Bombardier Inc., Class B(a)	671,701	848,346
Brookfield Asset Management Inc., Class A	196,393	10,882,415
Cameco Corp.	178,668	1,598,612
Canadian Imperial Bank of Commerce	67,617	5,777,811
Canadian National Railway Co.	150,308	13,471,513
Canadian Natural Resources Ltd.	255,949	6,467,125
Canadian Pacific Railway Ltd.	31,905	7,270,412
Canadian Tire Corp. Ltd., Class A, NVS	24,815	2,680,779
Canadian Utilities Ltd., Class A, NVS	155,271	4,537,573
Canopy Growth Corp.(a)(b)	50,339	1,008,427
CCL Industries Inc., Class B, NVS	87,207	3,596,828
Cenovus Energy Inc.	277,928	2,372,543
Constellation Software Inc./Canada	5,672	5,613,655
Dollarama Inc.	86,498	2,916,062
Enbridge Inc.	464,444	16,950,872

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Encana Corp.	302,034	$1,185,754
Fairfax Financial Holdings Ltd.	9,217	3,913,026
First Quantum Minerals Ltd.	211,282	1,789,150
Fortis Inc./Canada	76,210	3,172,832
Franco-Nevada Corp.	48,726	4,737,842
Gildan Activewear Inc.	98,206	2,514,271
Husky Energy Inc.	238,224	1,667,486
Imperial Oil Ltd.	115,237	2,875,774
Kinross Gold Corp.(a)	543,094	2,644,502
Magna International Inc.	71,609	3,858,447
Manulife Financial Corp.	407,675	7,608,527
National Bank of Canada	45,954	2,378,203
Nutrien Ltd.	146,763	7,035,825
Open Text Corp.	109,895	4,449,813
Pembina Pipeline Corp.	168,742	5,953,183
Power Corp. of Canada	210,010	4,870,168
Restaurant Brands International Inc.	61,683	4,043,994
Rogers Communications Inc., Class B, NVS	97,133	4,582,659
Royal Bank of Canada	286,436	23,152,859
Saputo Inc.	85,552	2,486,466
Shaw Communications Inc., Class B, NVS	253,355	5,181,407
Shopify Inc., Class A(a)	23,397	7,351,893
SNC-Lavalin Group Inc.	78,699	1,425,665
Sun Life Financial Inc.	121,239	5,450,613
Suncor Energy Inc.	367,971	10,963,400
TC Energy Corp.	219,798	11,102,362
Teck Resources Ltd., Class B	137,546	2,178,802
TELUS Corp.	194,975	6,949,883
Thomson Reuters Corp.	70,900	4,774,496
Toronto-Dominion Bank (The)	404,807	23,163,948
Tourmaline Oil Corp.	141,091	1,213,017
Waste Connections Inc.(b)	73,601	6,800,732
Wheaton Precious Metals Corp.	114,858	3,226,353

		320,164,986

Chile — 0.1%
Aguas Andinas SA, Class A	1,687,182	774,125
Banco de Chile	8,110,251	1,045,220
Banco de Credito e Inversiones SA	19,153	1,067,215
Banco Santander Chile	14,920,905	926,440
Cia. Cervecerias Unidas SA	87,661	875,391
Colbun SA	3,739,806	645,743
Empresas CMPC SA	593,775	1,354,187
Empresas COPEC SA	119,821	1,072,231
Enel Americas SA	7,254,878	1,355,970
Enel Chile SA	7,673,636	631,582
Itau CorpBanca	67,911,124	412,405
Latam Airlines Group SA	146,763	1,624,054
SACI Falabella	145,345	740,435

		12,524,998

China — 3.7%
51job Inc., ADR(a)(b)	26,942	2,122,221
58.com Inc., ADR(a)(b)	31,905	1,684,903
AAC Technologies Holdings Inc.	298,000	1,939,089
Agricultural Bank of China Ltd., Class H	7,090,000	2,921,865
Alibaba Group Holding Ltd., ADR(a)	313,557	55,396,115
Autohome Inc., ADR(a)(b)	31,905	2,697,887
Baidu Inc., ADR(a)(b)	51,757	5,271,450
Bank of China Ltd., Class H	20,280,000	8,305,855
Bank of Communications Co. Ltd., Class A	1,156,800	921,217

Security	Shares	Value

China (continued)
Beijing Enterprises Water Group Ltd.	4,254,000	$2,225,321
Brilliance China Automotive Holdings Ltd.	1,192,000	1,320,102
China Construction Bank Corp., Class H	21,434,260	17,256,361
China Evergrande Group	596,000	1,455,458
China Gas Holdings Ltd.	567,200	2,420,715
China Huishan Dairy Holdings Co. Ltd.(a)(c)	813,015	1,660
China Life Insurance Co. Ltd., Class H	2,127,000	5,536,165
China Mengniu Dairy Co. Ltd.	1,299,000	5,195,867
China Merchants Bank Co. Ltd., Class A	144,600	728,681
China Merchants Bank Co. Ltd., Class H	1,352,788	6,472,505
China Mobile Ltd.	1,418,000	11,542,723
China Overseas Land & Investment Ltd.	1,192,000	3,771,719
China Pacific Insurance Group Co. Ltd., Class H(b)	992,600	3,609,362
China Petroleum & Chemical Corp., Class H	7,185,200	4,125,368
China Resources Land Ltd.	1,192,000	5,087,258
China Shenhua Energy Co. Ltd., Class H	1,352,500	2,750,660
China State Construction Engineering Corp. Ltd., Class A	1,590,697	1,183,203
China Taiping Insurance Holdings Co. Ltd.	1,985,200	4,483,208
China Telecom Corp. Ltd., Class H	5,672,000	2,417,097
China Tower Corp. Ltd., Class H(d)	12,762,000	2,816,931
China Unicom Hong Kong Ltd.	2,598,000	2,575,559
China Vanke Co. Ltd., Class A	723,096	2,723,164
China Yangtze Power Co. Ltd., Class A	578,410	1,466,418
CITIC Securities Co. Ltd., Class A	1,107,899	3,412,719
CNOOC Ltd.	4,963,000	7,446,685
Country Garden Holdings Co. Ltd.	2,836,866	3,952,509
CSPC Pharmaceutical Group Ltd.	1,192,000	3,064,521
ENN Energy Holdings Ltd.	354,500	4,061,663
Foshan Haitian Flavouring & Food Co. Ltd., Class A	173,796	2,755,217
Fosun International Ltd.	1,704,000	2,234,982
GDS Holdings Ltd., ADR(a)(b)	50,339	2,098,130
Geely Automobile Holdings Ltd.	1,418,000	2,695,714
GOME Retail Holdings Ltd.(a)(b)	17,725,000	1,605,669
Great Wall Motor Co. Ltd., Class H(b)	1,772,500	1,442,840
Guangdong Investment Ltd.	1,892,000	4,103,755
Haier Electronics Group Co. Ltd.	2,127,000	6,078,926
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	650,735	2,988,264
Hengan International Group Co. Ltd.	298,000	2,083,570
Huazhu Group Ltd., ADR	90,752	3,435,871
Industrial & Commercial Bank of China Ltd., Class A	361,500	303,275
Industrial & Commercial Bank of China Ltd., Class H	16,791,260	12,082,972
Industrial Bank Co. Ltd., Class A	650,700	1,729,128
iQIYI Inc., ADR(a)(b)	60,974	1,062,777
JD.com Inc., ADR(a)(b)	177,250	5,521,337
Jiangsu Hengrui Medicine Co. Ltd., Class A	126,100	1,626,762
Kunlun Energy Co. Ltd.	1,192,000	1,111,745
Kweichow Moutai Co. Ltd., Class A	12,300	2,060,304
Lenovo Group Ltd.	2,628,000	1,837,457
Meituan Dianping, Class B(a)	283,600	3,388,639
Midea Group Co. Ltd., Class A	388,330	3,059,388
Momo Inc., ADR	47,503	1,592,301
NetEase Inc., ADR	17,429	4,982,254
New Oriental Education & Technology Group Inc., ADR(a)	41,010	5,005,681
PetroChina Co. Ltd., Class H	5,672,000	2,786,174
Pinduoduo Inc., ADR(a)	77,738	3,177,929
Ping An Bank Co. Ltd., Class A	1,248,700	2,882,168
Ping An Insurance Group Co. of China Ltd., Class H	1,352,500	15,660,127

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pudong Development Bank Co. Ltd., Class A	867,602	$1,540,701
Shimao Property Holdings Ltd.	822,500	2,765,209
SINA Corp./China(a)	81,535	3,228,786
Sino Biopharmaceutical Ltd.	2,002,000	2,993,664
Sino-Ocean Group Holding Ltd.	3,190,500	1,176,435
Sunac China Holdings Ltd.	709,000	3,229,430
Sunny Optical Technology Group Co. Ltd.	200,200	3,238,879
TAL Education Group, ADR(a)	101,387	4,340,377
Tencent Holdings Ltd.	1,325,000	54,232,747
TravelSky Technology Ltd., Class H	1,418,000	3,238,476
Trip.com Group Ltd.(a)	110,604	3,648,826
Want Want China Holdings Ltd.	3,545,000	2,994,233
Weibo Corp., ADR(a)(b)	22,688	1,116,023
Wuliangye Yibin Co. Ltd., Class A	143,600	2,692,353
Wuxi Biologics Cayman Inc.(a)(d)	355,000	4,189,686
Xiaomi Corp., Class B(a)(b)(d)	1,489,000	1,690,815
Yum China Holdings Inc.	97,133	4,128,152
YY Inc., ADR(a)(b)	39,704	2,256,775

		398,459,127

Colombia — 0.0%
Ecopetrol SA	1,872,469	1,684,902
Grupo de Inversiones Suramericana SA	131,247	1,328,623

		3,013,525

Czech Republic — 0.0%
CEZ AS	114,149	2,606,165
Komercni Banka AS	65,228	2,206,752

		4,812,917

Denmark — 0.5%
AP Moller — Maersk A/S, Class A	2,127	2,554,077
Carlsberg A/S, Class B	31,905	4,490,602
Chr Hansen Holding A/S	34,741	2,667,994
Danske Bank A/S	169,451	2,418,921
DSV PANALPINA A/S	46,085	4,473,871
Genmab A/S(a)	16,062	3,502,378
Novo Nordisk A/S, Class B	372,728	20,365,992
Novozymes A/S, Class B	73,601	3,467,016
Pandora A/S	29,069	1,430,093
Tryg A/S	282,891	7,905,028
Vestas Wind Systems A/S	45,588	3,722,970

		56,998,942

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,592,930

Finland — 0.3%
Fortum OYJ	121,239	2,960,849
Metso OYJ	102,096	3,859,049
Neste OYJ	131,874	4,760,975
Nokia OYJ	1,213,808	4,460,010
Nordea Bank Abp	582,798	4,272,550
Nordea Bank Abp, New	11,597	84,823
Sampo OYJ, Class A	112,022	4,591,670
Stora Enso OYJ, Class R	269,425	3,494,291
UPM-Kymmene OYJ	170,869	5,554,961
Wartsila OYJ Abp	249,568	2,634,511

		36,673,689

France — 3.3%
Accor SA	98,551	4,235,215
Air Liquide SA	98,268	13,057,261

Security	Shares	Value

France (continued)
Airbus SE	132,583	$18,995,411
Alstom SA	100,678	4,352,457
Arkema SA	65,937	6,741,281
Atos SE	26,607	2,060,671
AXA SA	411,328	10,869,007
BNP Paribas SA	221,917	11,589,305
Bouygues SA	89,334	3,787,290
Capgemini SE	41,122	4,631,362
Carrefour SA	169,451	2,883,929
Cie. de Saint-Gobain	160,234	6,519,565
Cie. Generale des Etablissements Michelin SCA	48,212	5,868,243
Credit Agricole SA	259,494	3,382,862
Danone SA	129,747	10,763,782
Edenred	101,721	5,356,496
Engie SA	404,286	6,763,373
EssilorLuxottica SA	60,264	9,197,552
Getlink SE	287,854	4,820,379
Hermes International	6,923	4,981,754
Iliad SA	12,053	1,247,876
Ingenico Group SA	31,905	3,407,849
Kering SA	17,016	9,685,591
Legrand SA	59,648	4,656,912
L’Oreal SA	55,517	16,215,256
LVMH Moet Hennessy Louis Vuitton SE	65,328	27,877,832
Orange SA	437,720	7,051,667
Pernod Ricard SA	56,011	10,341,880
Publicis Groupe SA	65,937	2,835,840
Renault SA	51,048	2,606,111
Safran SA	80,826	12,791,121
Sanofi	255,464	23,547,407
Schneider Electric SE	127,210	11,816,418
SES SA	115,567	2,239,556
Societe Generale SA	148,181	4,207,349
STMicroelectronics NV	254,531	5,775,902
Suez	209,864	3,272,035
TOTAL SA	525,691	27,644,087
Ubisoft Entertainment SA(a)	27,651	1,633,138
Unibail-Rodamco-Westfield	18,608	2,878,378
Unibail-Rodamco-Westfield, New	6,916	1,069,801
Valeo SA	69,482	2,584,438
Veolia Environnement SA	156,689	4,120,276
Vinci SA	108,477	12,174,856
Vivendi SA	219,081	6,100,669
Wendel SA	31,905	4,520,544
Worldline SA/France(a)(d)	49,630	3,014,882

		356,174,866

Germany — 2.4%
1&1 Drillisch AG(b)	40,413	1,081,181
adidas AG	41,831	12,920,251
Allianz SE, Registered	98,416	24,045,733
BASF SE	191,430	14,571,812
Bayer AG, Registered	202,662	15,732,036
Bayerische Motoren Werke AG	58,847	4,510,996
Beiersdorf AG	40,413	4,785,962
Commerzbank AG	328,267	1,964,098
Continental AG	22,688	3,034,388
Covestro AG(d)	68,064	3,269,029
Daimler AG, Registered	168,033	9,825,099
Deutsche Bank AG, Registered	441,707	3,200,183
Deutsche Boerse AG	53,175	8,243,170

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Post AG, Registered	218,372	$7,735,152
Deutsche Telekom AG, Registered	699,783	12,310,287
Deutsche Wohnen SE	86,498	3,254,032
E.ON SE	449,874	4,535,690
Fresenius Medical Care AG & Co. KGaA	57,429	4,156,907
Fresenius SE & Co. KGaA	96,424	5,069,495
GEA Group AG	115,081	3,519,175
HeidelbergCement AG	74,445	5,533,098
Henkel AG & Co. KGaA	9,926	956,235
Infineon Technologies AG	280,764	5,443,389
LANXESS AG	58,847	3,827,552
Merck KGaA	36,868	4,396,990
METRO AG	104,932	1,709,185
MTU Aero Engines AG	13,471	3,597,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	41,831	11,620,526
Puma SE	63,810	4,801,743
RWE AG	138,964	4,237,114
SAP SE	212,333	28,142,465
Siemens AG, Registered	170,508	19,665,703
thyssenkrupp AG(b)	139,071	1,985,204
Vonovia SE	104,932	5,585,288
Wirecard AG(b)	27,651	3,502,887
Zalando SE(a)(d)	53,884	2,335,496

		255,105,477

Greece — 0.0%
Alpha Bank AE(a)	327,753	698,772
Jumbo SA	77,928	1,521,457

		2,220,229

Hong Kong — 1.1%
AIA Group Ltd.	2,650,000	26,524,682
Bank of East Asia Ltd. (The)	1,276,200	3,077,456
BeiGene Ltd., ADR(a)(b)	11,344	1,569,329
CK Asset Holdings Ltd.	354,516	2,474,199
CK Hutchison Holdings Ltd.	354,516	3,279,331
CLP Holdings Ltd.	354,500	3,679,469
Galaxy Entertainment Group Ltd.	596,000	4,117,713
Hang Lung Properties Ltd.	2,127,000	4,684,030
Hang Seng Bank Ltd.	234,800	4,907,082
Henderson Land Development Co. Ltd.	1,191,003	5,964,360
Hong Kong & China Gas Co. Ltd.	3,907,330	7,587,629
Hong Kong Exchanges & Clearing Ltd.	308,000	9,627,825
Link REIT	649,500	7,081,130
Melco Resorts & Entertainment Ltd., ADR	131,165	2,825,294
New World Development Co. Ltd.	2,836,666	4,068,046
NWS Holdings Ltd.	1,418,000	2,113,151
Sands China Ltd.	850,800	4,206,400
Swire Pacific Ltd., Class A	354,500	3,378,689
Techtronic Industries Co. Ltd.	649,500	5,096,425
WH Group Ltd.(d)	2,836,000	3,010,516
Wharf Holdings Ltd. (The)	561,200	1,275,959
Wharf Real Estate Investment Co. Ltd.	561,200	3,308,042

		113,856,757

Hungary — 0.0%
OTP Bank Nyrt	88,625	4,088,262

Indonesia — 0.2%
Astra International Tbk PT	5,601,100	2,773,217
Bank Central Asia Tbk PT	2,197,900	4,924,411

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	3,505,214	$1,754,230
Bank Negara Indonesia Persero Tbk PT	3,190,588	1,744,515
Bank Rakyat Indonesia Persero Tbk PT	11,769,400	3,529,898
Charoen Pokphand Indonesia Tbk PT	3,048,745	1,368,319
Indocement Tunggal Prakarsa Tbk PT	638,100	909,169
Indofood Sukses Makmur Tbk PT	2,481,500	1,361,227
Kalbe Farma Tbk PT	10,847,700	1,232,605
Semen Indonesia Persero Tbk PT	1,418,000	1,277,887
Telekomunikasi Indonesia Persero Tbk PT	8,414,600	2,463,775
Unilever Indonesia Tbk PT	709,000	2,208,522
United Tractors Tbk PT	723,606	1,117,344

		26,665,119

Ireland — 0.4%
Bank of Ireland Group PLC	377,188	1,814,533
CRH PLC(a)	212,700	7,754,927
Flutter Entertainment PLC	26,942	2,783,959
Kerry Group PLC, Class A	46,085	5,573,360
Linde PLC(b)	129,038	25,594,687
Smurfit Kappa Group PLC	90,752	3,027,301

		46,548,767

Israel — 0.2%
Israel Chemicals Ltd.	588,470	2,613,715
Mizrahi Tefahot Bank Ltd.	197,811	4,906,609
Nice Ltd.(a)	42,540	6,727,104
Teva Pharmaceutical Industries Ltd., ADR(a)	258,785	2,109,098
Wix.com Ltd.(a)(b)	20,561	2,509,881

		18,866,407

Italy — 0.7%
Assicurazioni Generali SpA	219,611	4,453,041
Atlantia SpA	150,308	3,712,683
CNH Industrial NV	350,246	3,809,052
Davide Campari-Milano SpA	418,310	3,833,840
Enel SpA	1,559,424	12,074,020
Eni SpA	506,007	7,660,631
Ferrari NV	30,487	4,879,142
Fiat Chrysler Automobiles NV	247,441	3,844,932
Intesa Sanpaolo SpA	2,381,531	5,967,524
Leonardo SpA	136,795	1,588,727
Mediobanca Banca di Credito Finanziario SpA	406,257	4,827,015
Recordati SpA	64,519	2,711,511
Snam SpA	1,043,756	5,356,548
Telecom Italia SpA/Milano(a)	2,643,152	1,547,253
Telecom Italia SpA/Milano, NVS	965,127	558,615
Tenaris SA	255,949	2,585,367
Terna Rete Elettrica Nazionale SpA	521,679	3,447,836
UniCredit SpA	326,140	4,136,341

		76,994,078

Japan — 7.4%
Acom Co. Ltd.	921,700	3,725,849
Advantest Corp.	48,000	2,195,643
Aeon Co. Ltd.	141,800	2,866,038
Aisin Seiki Co. Ltd.	59,600	2,403,737
Ajinomoto Co. Inc.	200,200	3,813,995
Alps Alpine Co. Ltd.	141,800	3,074,596
Asahi Group Holdings Ltd.	141,800	7,122,464
Asahi Kasei Corp.	425,400	4,767,329
Astellas Pharma Inc.	283,600	4,875,543
Bandai Namco Holdings Inc.	70,900	4,373,167
Bridgestone Corp.	141,800	5,932,764

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Canon Inc.	270,500	$7,411,507
Casio Computer Co. Ltd.	212,700	3,472,693
Central Japan Railway Co.	54,300	11,198,543
Chugai Pharmaceutical Co. Ltd.	70,900	6,000,971
Chugoku Electric Power Co. Inc. (The)	354,500	4,725,355
Concordia Financial Group Ltd.	692,300	2,856,166
Dai-ichi Life Holdings Inc.	270,500	4,467,673
Daiichi Sankyo Co. Ltd.	129,900	8,579,492
Daikin Industries Ltd.	59,600	8,396,540
Daiwa House Industry Co. Ltd.	141,800	4,899,154
Daiwa House REIT Investment Corp.	2,476	7,203,201
Daiwa Securities Group Inc.	692,300	3,136,019
Denso Corp.	129,900	6,082,548
East Japan Railway Co.	129,900	11,834,653
Eisai Co. Ltd.	59,600	4,348,228
FamilyMart Co. Ltd.	70,900	1,768,155
FANUC Corp.	56,200	11,229,083
Fast Retailing Co. Ltd.	14,500	8,993,340
FUJIFILM Holdings Corp.	141,800	6,269,867
Fujitsu Ltd.	59,600	5,304,210
Hitachi Ltd.	264,600	9,959,367
Honda Motor Co. Ltd.	354,500	9,647,463
Hoya Corp.	125,200	11,121,554
ITOCHU Corp.	416,500	8,749,563
Japan Post Holdings Co. Ltd.	340,800	3,139,881
Japan Tobacco Inc.	270,500	6,145,396
JFE Holdings Inc.	129,900	1,642,600
JTEKT Corp.	143,800	1,854,282
JXTG Holdings Inc.	973,580	4,587,592
Kakaku.com Inc.	129,900	3,031,661
Kansai Electric Power Co. Inc. (The)	200,200	2,341,732
Kao Corp.	129,900	10,506,874
KDDI Corp.	411,100	11,404,550
Keikyu Corp.	199,000	3,987,179
Keyence Corp.	23,500	14,960,178
Kintetsu Group Holdings Co. Ltd.	129,900	7,101,513
Kirin Holdings Co. Ltd.	212,700	4,535,160
Komatsu Ltd.	212,700	5,034,913
Kubota Corp.	280,700	4,497,224
Kyocera Corp.	129,900	8,581,895
Kyushu Electric Power Co. Inc.	567,200	5,676,984
Lion Corp.	141,800	2,982,778
M3 Inc.	141,800	3,415,635
Marubeni Corp.	692,300	4,904,152
Mazda Motor Corp.	872,500	8,111,211
MEIJI Holdings Co. Ltd.	66,900	4,839,351
MINEBEA MITSUMI Inc.	212,700	4,092,466
MISUMI Group Inc.	141,800	3,599,271
Mitsubishi Chemical Holdings Corp.	638,100	4,902,695
Mitsubishi Corp.	340,800	8,713,484
Mitsubishi Electric Corp.	354,500	5,104,105
Mitsubishi Estate Co. Ltd.	280,700	5,472,228
Mitsubishi Heavy Industries Ltd.	129,900	5,289,485
Mitsubishi Motors Corp.	709,000	3,266,102
Mitsubishi UFJ Financial Group Inc.	2,623,300	13,826,894
Mitsui & Co. Ltd.	481,400	8,316,123
Mitsui Fudosan Co. Ltd.	122,900	3,161,601
Mizuho Financial Group Inc.	5,613,300	8,764,859
MS&AD Insurance Group Holdings Inc.	212,700	6,904,068
Murata Manufacturing Co. Ltd.	157,400	8,536,480

Security	Shares	Value

Japan (continued)
Nexon Co. Ltd.(a)	142,600	$1,655,455
Nidec Corp.(b)	59,900	8,912,553
Nintendo Co. Ltd.	27,700	9,895,694
Nippon Prologis REIT Inc.	2,127	5,941,945
Nippon Steel Corp.	200,534	2,952,221
Nippon Telegraph & Telephone Corp.	200,200	9,955,832
Nissan Motor Co. Ltd.	692,300	4,414,889
Nitto Denko Corp.	59,600	3,329,948
Nomura Holdings Inc.	1,134,400	5,197,431
Nomura Real Estate Master Fund Inc.	4,254	8,125,905
NTT DOCOMO Inc.	283,620	7,805,092
Olympus Corp.	310,800	4,254,974
Ono Pharmaceutical Co. Ltd.	129,900	2,459,695
Oriental Land Co. Ltd./Japan(b)	71,100	10,447,468
ORIX Corp.	340,200	5,370,254
Otsuka Holdings Co. Ltd.	135,500	5,687,979
Panasonic Corp.	551,700	4,679,282
PeptiDream Inc.(a)	71,900	3,631,414
Rakuten Inc.	269,900	2,591,519
Recruit Holdings Co. Ltd.	270,100	9,022,072
Renesas Electronics Corp.(a)	283,600	1,941,298
Resona Holdings Inc.	692,300	3,042,521
SBI Holdings Inc./Japan	129,930	2,848,472
Secom Co. Ltd.	59,600	5,548,994
Seven & i Holdings Co. Ltd.	200,200	7,592,803
Seven Bank Ltd.	567,200	1,652,727
Shin-Etsu Chemical Co. Ltd.	72,700	8,177,531
Shionogi & Co. Ltd.	70,900	4,274,790
Shiseido Co. Ltd.	73,700	6,113,886
Softbank Corp.	354,500	4,869,641
SoftBank Group Corp.	380,300	14,739,901
Sompo Holdings Inc.	141,800	5,606,153
Sony Corp.	283,600	17,379,862
Subaru Corp.	141,800	4,096,401
Sumitomo Chemical Co. Ltd.	692,300	3,195,576
Sumitomo Corp.	444,300	7,245,742
Sumitomo Electric Industries Ltd.	340,800	4,717,702
Sumitomo Mitsui Financial Group Inc.	354,500	12,723,371
Sumitomo Mitsui Trust Holdings Inc.	129,908	4,777,894
Suzuki Motor Corp.	61,300	2,912,891
Sysmex Corp.	51,400	3,369,611
T&D Holdings Inc.	270,500	3,052,680
Takeda Pharmaceutical Co. Ltd.	356,234	12,943,778
TDK Corp.	49,300	4,938,893
Terumo Corp.	260,300	8,547,847
Tohoku Electric Power Co. Inc.	354,500	3,653,050
Tokio Marine Holdings Inc.	200,200	10,866,968
Tokyo Electric Power Co. Holdings Inc.(a)	481,400	2,235,445
Tokyo Electron Ltd.	44,800	9,148,143
Tokyo Gas Co. Ltd.	129,900	3,179,459
Toray Industries Inc.	543,800	3,876,848
Toshiba Corp.	141,800	4,859,803
Toyota Motor Corp.	551,700	38,489,630
Unicharm Corp.	141,800	4,838,816
USS Co. Ltd.	270,500	5,269,627
Yamaha Corp.	155,800	7,306,841
Yaskawa Electric Corp.	70,900	2,741,427
ZOZO Inc.(b)	59,600	1,395,380

		796,543,096

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 0.3%
AirAsia Group Bhd	1,559,800	$712,987
Alliance Bank Malaysia Bhd(b)	1,498,800	1,033,037
CIMB Group Holdings Bhd	1,347,100	1,692,539
Dialog Group Bhd	1,914,300	1,594,296
DiGi.Com Bhd	1,347,100	1,515,226
Genting Bhd	921,700	1,281,579
Genting Plantations Bhd(b)	567,200	1,349,280
Hong Leong Bank Bhd	425,400	1,753,114
Hong Leong Financial Group Bhd	340,800	1,420,782
IHH Healthcare Bhd	1,630,700	2,224,480
Malaysia Airports Holdings Bhd	352,200	667,566
Maxis Bhd(b)	921,700	1,188,935
Petronas Gas Bhd	496,300	1,976,411
PPB Group Bhd	992,600	4,299,643
Press Metal Aluminium Holdings Bhd(b)	709,000	807,668
Public Bank Bhd	425,470	2,067,019
RHB Capital Bhd(a)(c)	146,400	0	(e)
Telekom Malaysia Bhd	638,100	574,191
Tenaga Nasional Bhd	354,500	1,175,869
YTL Corp. Bhd	2,171,900	452,208

		27,786,830

Mexico — 0.3%
Alfa SAB de CV, Class A	2,127,000	1,850,530
America Movil SAB de CV, Series L, NVS	7,019,100	5,579,548
Cemex SAB de CV, CPO, NVS	5,870,654	2,213,897
Fomento Economico Mexicano SAB de CV	709,000	6,312,659
Grupo Financiero Banorte SAB de CV, Class O	638,100	3,494,706
Grupo Mexico SAB de CV, Series B	903,228	2,387,156
Grupo Televisa SAB, CPO	850,800	1,885,144
Orbia Advance Corp. SAB de CV	709,023	1,535,132
Wal-Mart de Mexico SAB de CV	1,488,900	4,483,319

		29,742,091

Netherlands — 1.2%
Adyen NV(a)(d)	2,252	1,581,333
Aegon NV	778,482	3,366,360
AerCap Holdings NV(a)(b)	76,572	4,431,987
Akzo Nobel NV	70,900	6,529,674
ArcelorMittal	191,502	2,826,580
ASML Holding NV	93,538	24,523,595
Heineken NV	66,646	6,800,385
ING Groep NV	689,857	7,794,907
Koninklijke Ahold Delhaize NV	255,240	6,357,237
Koninklijke DSM NV	41,122	4,874,514
Koninklijke KPN NV	969,345	3,006,432
Koninklijke Philips NV	224,753	9,846,788
Koninklijke Vopak NV	60,974	3,346,183
NN Group NV	158,816	6,054,349
NXP Semiconductors NV(b)	69,482	7,898,714
Prosus NV(a)	97,225	6,706,646
Unilever NV	282,182	16,669,534
Wolters Kluwer NV	88,364	6,508,473

		129,123,691

New Zealand — 0.1%
Auckland International Airport Ltd.	767,138	4,575,279
Fisher & Paykel Healthcare Corp. Ltd.	275,801	3,387,082

		7,962,361

Norway — 0.2%
DNB ASA	218,908	3,984,177
Equinor ASA	250,607	4,642,993

Security	Shares	Value

Norway (continued)
Orkla ASA	666,460	$6,412,569
Telenor ASA	168,742	3,163,958
Yara International ASA	86,502	3,372,007

		21,575,704

Pakistan — 0.0%
Habib Bank Ltd.	129,900	106,851
MCB Bank Ltd.	212,700	236,301
Oil & Gas Development Co. Ltd.	283,600	234,775

		577,927

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	175,377	2,690,283
Credicorp Ltd.	15,598	3,338,596

		6,028,879

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	694,820	766,089
Aboitiz Power Corp.	1,777,000	1,398,978
Ayala Land Inc.	1,985,200	1,899,329
Bank of the Philippine Islands	1,124,244	2,149,013
BDO Unibank Inc.	1,264,095	3,858,672
Jollibee Foods Corp.	545,930	2,495,926
Metropolitan Bank & Trust Co.	424,630	565,671
Security Bank Corp.	202,800	796,094
SM Prime Holdings Inc.	3,332,325	2,561,054

		16,490,826

Poland — 0.1%
Alior Bank SA(a)	114,858	811,683
Bank Millennium SA(a)	912,509	1,469,821
Bank Polska Kasa Opieki SA	68,064	1,923,276
CCC SA	4,254	124,442
Cyfrowy Polsat SA	216,954	1,575,262
KGHM Polska Miedz SA(a)	56,720	1,243,529
mBank SA(a)	12,053	1,206,248
Powszechna Kasa Oszczednosci Bank Polski SA	241,907	2,417,168

		10,771,429

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(c)	3	0	(e)
EDP — Energias de Portugal SA	894,934	3,684,220
Jeronimo Martins SGPS SA	154,562	2,594,318

		6,278,538

Qatar — 0.1%
Masraf Al Rayan QSC	3,041,610	3,114,276
Ooredoo QPSC	595,560	1,187,055
Qatar Insurance Co. SAQ	1,318,740	1,105,401
Qatar National Bank QPSC	900,430	4,720,343

		10,127,075

Russia — 0.5%
Alrosa PJSC	163,360	189,975
Gazprom PJSC	2,368,060	9,609,545
LUKOIL PJSC, ADR, New	92,884	8,550,901
MMC Norilsk Nickel PJSC, ADR	227,710	6,315,537
Mobile TeleSystems PJSC, ADR	343,865	3,077,592
Novatek PJSC, GDR(f)	26,940	5,765,160
PhosAgro PJSC, GDR(f)	279,346	3,514,173
Sberbank of Russia PJSC	475,110	1,741,789
Sberbank of Russia PJSC, ADR	432,902	6,363,659
Surgutneftegas PJSC, ADR, New	332,521	2,201,289
Tatneft PJSC, ADR	67,663	4,736,410

		52,066,030

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia — 0.3%
Al Rajhi Bank	86,612	$1,394,919
Alinma Bank	819,604	4,580,673
Almarai Co. JSC	312,921	4,163,602
Bank Al-Jazira	985,747	3,427,497
Banque Saudi Fransi	318,258	2,859,850
National Commercial Bank	39,704	460,530
Riyad Bank	489,919	2,900,088
Samba Financial Group	355,209	2,623,601
Saudi Arabian Fertilizer Co.	137,552	2,864,520
Saudi Electricity Co.	673,275	3,730,543
Saudi Telecom Co.	134,001	3,423,005

		32,428,828

Singapore — 0.4%
Ascendas REIT(b)	3,615,999	8,422,585
CapitaLand Ltd.	2,339,700	6,189,000
CapitaLand Mall Trust	2,410,600	4,499,007
DBS Group Holdings Ltd.	340,800	6,510,746
Genting Singapore Ltd.	2,694,200	1,860,868
Keppel Corp. Ltd.(b)	779,900	3,931,161
Oversea-Chinese Banking Corp. Ltd.(b)	346,400	2,789,628
Singapore Press Holdings Ltd.(b)	236,000	384,967
Singapore Telecommunications Ltd.(b)	1,063,500	2,578,750
United Overseas Bank Ltd.	140,800	2,775,755

		39,942,467

South Africa — 0.5%
Bid Corp. Ltd.	131,874	3,086,063
Capitec Bank Holdings Ltd.	34,741	3,166,508
FirstRand Ltd.	894,049	3,875,686
Gold Fields Ltd.	341,738	2,108,483
Growthpoint Properties Ltd.	1,392,476	2,043,857
Momentum Metropolitan Holdings	1,225,152	1,642,916
Mr. Price Group Ltd.	147,309	1,562,716
MTN Group Ltd.	377,581	2,345,923
MultiChoice Group Ltd.(a)	142,509	1,192,313
Naspers Ltd., Class N	97,225	13,848,633
Nedbank Group Ltd.	112,731	1,715,119
Old Mutual Ltd.	1,737,953	2,267,121
PSG Group Ltd.	152,435	2,389,719
Redefine Properties Ltd.	3,310,321	1,656,973
Sanlam Ltd.	881,287	4,655,227
Sappi Ltd.	403,583	1,039,534
Sasol Ltd.	139,673	2,543,108
Standard Bank Group Ltd.	315,505	3,633,329
Woolworths Holdings Ltd./South Africa	517,570	1,975,311

		56,748,539

South Korea — 1.4%
Amorepacific Corp.	11,844	1,954,573
AMOREPACIFIC Group(b)	19,143	1,391,979
BGF retail Co. Ltd.	5,005	765,731
Celltrion Inc.(a)(b)	21,270	3,656,367
CJ CheilJedang Corp.	4,814	945,463
CJ Corp.	10,362	733,877
CJ ENM Co. Ltd.	7,185	1,018,974
GS Engineering & Construction Corp.	39,720	1,054,921
GS Retail Co. Ltd.	20,280	666,733
Hana Financial Group Inc.	80,276	2,325,241
Hankook Tire & Technology Co. Ltd.	24,815	662,259
Hanmi Pharm Co. Ltd.(b)	4,385	1,256,949
Hanmi Science Co. Ltd.	16,810	629,951

Security	Shares	Value

South Korea (continued)
Hanwha Corp.	71,492	$1,459,397
HDC Holdings Co. Ltd.	1	10
Hyundai Glovis Co. Ltd.	7,799	1,012,204
Hyundai Heavy Industries Holdings Co. Ltd.	3,909	1,147,384
Hyundai Marine & Fire Insurance Co. Ltd.	35,450	769,360
Hyundai Mobis Co. Ltd.	14,180	2,900,718
Hyundai Motor Co.	32,614	3,419,922
Hyundai Steel Co.	30,487	833,286
KB Financial Group Inc.	77,990	2,812,051
KCC Corp.	7,075	1,374,318
Kia Motors Corp.	54,781	2,003,465
Korea Aerospace Industries Ltd.	40,413	1,319,948
Korea Electric Power Corp.(a)	57,557	1,259,036
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	14,250	1,494,263
Korea Zinc Co. Ltd.	4,123	1,539,768
KT&G Corp.	25,650	2,204,650
LG Chem Ltd.	9,735	2,572,962
LG Corp.	43,249	2,579,811
LG Display Co. Ltd.(a)	116,276	1,364,190
LG Electronics Inc.	28,360	1,630,740
LG Household & Health Care Ltd.	2,711	2,938,305
Lotte Chemical Corp.	8,329	1,625,066
Lotte Corp.	38,995	1,223,359
Lotte Shopping Co. Ltd.	3,545	379,348
Mirae Asset Daewoo Co. Ltd.	596,269	3,664,380
NAVER Corp.	30,240	4,262,633
NCSoft Corp.	4,111	1,823,264
OCI Co. Ltd.(b)	11,344	613,295
Orion Corp./Republic of Korea	9,098	828,904
Ottogi Corp.	2,008	975,134
POSCO	14,889	2,706,626
Samsung Biologics Co. Ltd.(a)(d)	5,313	1,819,786
Samsung C&T Corp.	26,942	2,315,699
Samsung Electronics Co. Ltd.	1,022,050	44,274,631
Samsung Fire & Marine Insurance Co. Ltd.	11,141	2,073,167
Samsung SDI Co. Ltd.	17,725	3,465,931
Shinhan Financial Group Co. Ltd.	80,960	2,957,411
SK Holdings Co. Ltd.	11,147	2,476,685
SK Hynix Inc.	121,948	8,594,900
SK Innovation Co. Ltd.	21,270	2,925,093
SK Telecom Co. Ltd.	7,626	1,553,450
Woongjin Coway Co. Ltd.	20,983	1,655,627
Woori Financial Group Inc.	108,196	1,092,701

		147,005,896

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	103,173	4,188,672
Amadeus IT Group SA	104,551	7,738,056
Banco Bilbao Vizcaya Argentaria SA	1,254,221	6,608,763
Banco de Sabadell SA	2,126,291	2,333,768
Banco Santander SA	3,280,543	13,153,823
Bankia SA	859,308	1,637,438
CaixaBank SA	1,047,902	2,998,722
Ferrovial SA	240,249	7,092,178
Grifols SA	115,362	3,716,962
Iberdrola SA	1,313,824	13,496,796
Industria de Diseno Textil SA	233,261	7,273,646
Red Electrica Corp. SA	188,820	3,802,361
Repsol SA	441,837	7,246,155

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Telefonica SA	903,975	$6,933,577

		88,220,917

Sweden — 0.8%
Assa Abloy AB, Class B	225,462	5,359,061
Atlas Copco AB, Class A	219,081	7,756,508
Boliden AB	141,800	3,821,593
Electrolux AB, Series B	116,276	3,059,482
Epiroc AB, Class A	284,313	3,204,840
Essity AB, Class B	132,583	4,146,358
Hennes & Mauritz AB, Class B	185,758	3,889,922
Hexagon AB, Class B	95,006	4,860,598
Investor AB, Class B	109,186	5,604,193
Lundin Petroleum AB	116,985	3,871,046
Millicom International Cellular SA, SDR	25,213	1,151,482
Sandvik AB	321,886	5,691,465
Skandinaviska Enskilda Banken AB, Class A	342,916	3,293,087
SKF AB, Class B	280,055	5,073,913
Svenska Handelsbanken AB, Class A	310,542	3,115,638
Swedbank AB, Class A	215,536	3,021,303
Telefonaktiebolaget LM Ericsson, Class B	685,603	6,003,287
Telia Co. AB	684,185	3,014,609
Volvo AB, Class B	302,743	4,537,547

		80,475,932

Switzerland — 2.8%
ABB Ltd., Registered	380,733	7,983,142
Adecco Group AG, Registered	46,794	2,773,259
Alcon Inc.(a)	85,789	5,065,181
Barry Callebaut AG, Registered	2,002	4,220,076
Cie. Financiere Richemont SA, Registered	108,477	8,530,849
Coca-Cola HBC AG	80,117	2,436,276
Credit Suisse Group AG, Registered	397,340	4,924,721
Geberit AG, Registered	9,926	5,035,678
Givaudan SA, Registered	709	2,081,554
Julius Baer Group Ltd.	60,265	2,657,951
Kuehne + Nagel International AG, Registered	17,016	2,747,909
LafargeHolcim Ltd., Registered	102,096	5,264,398
Lonza Group AG, Registered	19,852	7,142,093
Nestle SA, Registered	662,915	70,755,721
Novartis AG, Registered	480,103	41,887,071
Partners Group Holding AG	8,508	6,632,231
Roche Holding AG, NVS	150,121	45,154,206
Schindler Holding AG, Participation Certificates, NVS.	14,889	3,639,450
Schindler Holding AG, Registered	7,799	1,843,149
SGS SA, Registered	1,299	3,380,625
Sika AG, Registered	37,577	6,454,828
Sonova Holding AG, Registered	17,725	4,059,640
Swatch Group AG (The), Bearer	9,926	2,746,185
Swiss Prime Site AG, Registered	79,248	8,159,713
Swiss Re AG	74,445	7,793,431
Swisscom AG, Registered	10,635	5,432,014
Temenos AG, Registered	21,270	3,033,952
UBS Group AG, Registered	737,360	8,698,121
Vifor Pharma AG	20,458	3,214,606
Zurich Insurance Group AG	31,196	12,187,543

		295,935,573

Taiwan — 1.4%
Acer Inc.	3,408,000	1,992,819
ASE Technology Holding Co. Ltd.	1,418,873	3,705,603
Cathay Financial Holding Co. Ltd.	2,133,000	2,823,866

Security	Shares	Value

Taiwan (continued)
Chang Hwa Commercial Bank Ltd.	5,986,845	$4,671,000
China Airlines Ltd.	4,814,000	1,432,790
China Development Financial Holding Corp.	18,219,000	5,685,862
China Steel Corp.	2,150,305	1,656,499
Chunghwa Telecom Co. Ltd.	709,140	2,609,145
CTBC Financial Holding Co. Ltd.	3,601,142	2,507,981
E.Sun Financial Holding Co. Ltd.	6,850,753	6,200,235
Eva Airways Corp.	5,545,749	2,596,111
Far EasTone Telecommunications Co. Ltd.	596,000	1,429,280
First Financial Holding Co. Ltd.	7,879,848	5,785,536
Formosa Plastics Corp.	721,160	2,316,961
Formosa Taffeta Co. Ltd.	1,299,000	1,478,634
Highwealth Construction Corp.	1,299,000	1,994,982
Hon Hai Precision Industry Co. Ltd.	2,854,000	7,556,788
Hua Nan Financial Holdings Co. Ltd.	6,149,677	4,424,301
MediaTek Inc.	530,000	7,103,694
Mega Financial Holding Co. Ltd.	2,183,287	2,144,521
Nan Ya Plastics Corp.	1,438,830	3,403,221
SinoPac Financial Holdings Co. Ltd.	9,926,842	4,076,330
Taishin Financial Holding Co. Ltd.	6,519,184	3,030,386
Taiwan Business Bank	9,219,591	3,891,912
Taiwan Cooperative Financial Holding Co. Ltd.	5,634,401	3,877,752
Taiwan Mobile Co. Ltd.	596,000	2,222,237
Taiwan Semiconductor Manufacturing Co. Ltd.	5,517,000	54,099,785
Uni-President Enterprises Corp.	1,418,600	3,504,499
United Microelectronics Corp.	6,917,000	3,181,222

		151,403,952

Thailand — 0.3%
Bangkok Bank PCL, Foreign	779,900	4,507,122
Bangkok Dusit Medical Services PCL, NVDR	3,432,800	2,728,505
Bangkok Expressway & Metro PCL, NVDR	11,131,300	3,981,389
Central Pattana PCL, NVDR	1,843,400	3,907,190
Charoen Pokphand Foods PCL, NVDR	3,615,900	3,023,728
Energy Absolute PCL, NVDR	850,800	1,155,251
Indorama Ventures PCL, NVDR(b)	1,559,833	1,446,442
Intouch Holdings PCL, NVDR	2,056,100	4,494,208
Kasikornbank PCL, NVDR	496,323	2,284,779
Ratch Group PCL, NVDR	1,772,500	4,314,580

		31,843,194

Turkey — 0.1%
Akbank T.A.S.(a)	878,919	1,063,156
Anadolu Efes Biracilik Ve Malt Sanayii AS	127,620	429,604
Arcelik AS(a)	139,071	431,390
BIM Birlesik Magazalar AS	195,684	1,620,952
TAV Havalimanlari Holding AS	144,961	661,803
Turkiye Garanti Bankasi AS(a)	698,894	1,125,561
Turkiye Sise ve Cam Fabrikalari AS	1,220,965	929,742

		6,262,208

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,156,379	2,455,825
Aldar Properties PJSC	4,022,866	2,573,986
DP World PLC	107,768	1,432,237
Emaar Properties PJSC	1,318,031	1,532,344

		7,994,392

United Kingdom — 4.7%
3i Group PLC	497,009	7,254,498
Amcor PLC(a)	280,182	2,667,333
Anglo American PLC	248,859	6,381,215
Antofagasta PLC	108,751	1,220,356

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Aptiv PLC	59,556	$5,333,240
Ashtead Group PLC	125,493	3,812,866
Associated British Foods PLC	77,990	2,246,457
AstraZeneca PLC	287,695	27,924,505
Auto Trader Group PLC(d)	523,951	3,811,672
Aviva PLC	650,007	3,492,283
BAE Systems PLC	796,916	5,941,824
Barclays PLC	3,316,702	7,201,657
Barratt Developments PLC	231,134	1,887,838
Berkeley Group Holdings PLC	74,445	4,239,561
BP PLC	4,121,364	26,094,573
British American Tobacco PLC	511,189	17,873,140
British Land Co. PLC (The)	478,575	3,843,225
BT Group PLC	1,806,532	4,785,172
Burberry Group PLC	108,048	2,857,799
Capri Holdings Ltd.(a)	49,630	1,542,004
Carnival PLC	103,003	4,121,197
Centrica PLC	1,650,888	1,550,061
Compass Group PLC	382,860	10,185,846
Diageo PLC	475,993	19,491,249
Experian PLC	278,637	8,754,301
Ferguson PLC	60,974	5,196,374
Fresnillo PLC	121,405	1,115,396
G4S PLC	642,354	1,718,933
GlaxoSmithKline PLC	1,084,503	24,819,578
Glencore PLC	2,304,250	6,936,920
HSBC Holdings PLC	4,078,224	30,766,185
Imperial Brands PLC	207,737	4,549,366
Intertek Group PLC	44,182	3,059,817
J Sainsbury PLC	835,911	2,201,195
Johnson Matthey PLC	88,364	3,510,328
Kingfisher PLC	741,614	1,988,390
Land Securities Group PLC	306,288	3,725,562
Legal & General Group PLC	1,903,665	6,495,830
Lloyds Banking Group PLC	13,974,390	10,271,059
London Stock Exchange Group PLC	75,154	6,762,710
M&G PLC(a)	465,104	1,286,743
Marks & Spencer Group PLC	875,082	2,055,225
Melrose Industries PLC	1,703,727	4,698,048
Micro Focus International PLC	94,297	1,293,415
National Grid PLC	719,635	8,392,970
Next PLC	32,231	2,745,147
NMC Health PLC(b)	53,175	1,502,088
Ocado Group PLC(a)	135,419	2,328,834
Pearson PLC	271,166	2,393,762
Persimmon PLC	72,318	2,130,804
Prudential PLC	465,104	8,115,869
Reckitt Benckiser Group PLC	144,636	11,162,155
RELX PLC	477,157	11,472,050
Rio Tinto PLC	269,524	13,999,381
Rolls-Royce Holdings PLC	441,707	4,052,421
Royal Bank of Scotland Group PLC	1,059,246	2,915,401
Royal Dutch Shell PLC, Class A	838,541	24,229,644
Royal Dutch Shell PLC, Class B	937,298	26,901,298
RSA Insurance Group PLC	742,323	5,016,072
Severn Trent PLC	165,906	4,841,084
Smith & Nephew PLC	259,494	5,548,848
SSE PLC	229,007	3,803,458
St. James’s Place PLC	399,167	5,376,992
Standard Chartered PLC	595,560	5,402,286

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	662,915	$2,603,458
Taylor Wimpey PLC	1,249,967	2,676,890
Tesco PLC	1,976,692	6,016,035
Unilever PLC	291,399	17,430,064
Vodafone Group PLC	5,586,211	11,377,742
Weir Group PLC (The)	138,964	2,421,267
Wm Morrison Supermarkets PLC	1,232,951	3,172,528
WPP PLC	282,891	3,525,897

		508,519,391

United States — 54.8%
3M Co.	126,911	20,939,046
Abbott Laboratories	394,444	32,979,463
AbbVie Inc.	327,558	26,057,239
ABIOMED Inc.(a)(b)	12,053	2,501,962
Accenture PLC, Class A	151,726	28,133,035
Activision Blizzard Inc.	162,571	9,108,853
Acuity Brands Inc.	19,852	2,477,331
Adobe Inc.(a)	113,672	31,592,859
Advance Auto Parts Inc.	20,983	3,409,318
Advanced Micro Devices Inc.(a)(b)	214,841	7,289,555
AES Corp./VA	297,071	5,065,061
Aflac Inc.	200,647	10,666,395
Agilent Technologies Inc.	72,898	5,522,023
Air Products & Chemicals Inc.	55,302	11,793,705
Akamai Technologies Inc.(a)	53,175	4,599,638
Albemarle Corp.	31,196	1,894,845
Alexion Pharmaceuticals Inc.(a)	45,376	4,782,630
Align Technology Inc.(a)	17,468	4,407,002
Alkermes PLC(a)	70,191	1,370,830
Alleghany Corp.(a)	9,107	7,087,887
Allergan PLC	72,318	12,735,923
Alliance Data Systems Corp.	16,307	1,630,700
Alliant Energy Corp.	106,350	5,672,709
Allstate Corp. (The)	78,378	8,340,987
Alnylam Pharmaceuticals Inc.(a)(b)	29,069	2,521,445
Alphabet Inc., Class A(a)	64,519	81,216,517
Alphabet Inc., Class C, NVS(a)	71,609	90,235,217
Altria Group Inc.	421,855	18,894,885
Amazon.com Inc.(a)	92,879	165,014,404
Ameren Corp.	64,635	5,022,139
American Electric Power Co. Inc.	117,694	11,109,137
American Express Co.	163,070	19,124,850
American International Group Inc.	199,938	10,588,716
American Tower Corp.	99,406	21,678,460
American Water Works Co. Inc.	60,265	7,428,867
Ameriprise Financial Inc.	36,159	5,456,032
AmerisourceBergen Corp.	37,170	3,173,575
AMETEK Inc.	54,593	5,003,448
Amgen Inc.	139,654	29,781,215
Amphenol Corp., Class A	100,678	10,101,024
Analog Devices Inc.	85,080	9,072,080
Annaly Capital Management Inc.	314,657	2,825,620
Anthem Inc.	60,974	16,406,884
Aon PLC	53,175	10,271,283
Apache Corp.	92,879	2,011,759
Apple Inc.	1,031,488	256,592,955
Applied Materials Inc.	219,001	11,882,994
Archer-Daniels-Midland Co.	128,329	5,394,951
Arconic Inc.	109,895	3,018,816
Arista Networks Inc.(a)(b)	14,180	3,468,003

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AT&T Inc.	1,615,102	$62,165,276
Autodesk Inc.(a)	51,048	7,522,433
Autoliv Inc.	38,995	3,035,371
Automatic Data Processing Inc.	109,186	17,713,245
AutoZone Inc.(a)	6,220	7,118,044
AvalonBay Communities Inc.	26,607	5,791,280
Baker Hughes Co.	126,202	2,700,723
Ball Corp.	81,535	5,705,004
Bank of America Corp.	2,032,703	63,562,623
Bank of New York Mellon Corp. (The)	185,758	8,684,186
Baxter International Inc.	118,403	9,081,510
BB&T Corp.	169,102	8,970,861
Becton Dickinson and Co.	63,101	16,153,856
Berkshire Hathaway Inc., Class B(a)	282,182	59,986,250
Best Buy Co. Inc.	59,556	4,277,907
Biogen Inc.(a)	43,958	13,130,694
BioMarin Pharmaceutical Inc.(a)	48,212	3,529,601
BlackRock Inc.(g)	25,753	11,890,160
Boeing Co. (The)	120,530	40,969,352
Booking Holdings Inc.(a)	10,061	20,612,675
BorgWarner Inc.	65,937	2,748,254
Boston Properties Inc.	39,704	5,447,389
Boston Scientific Corp.(a)	363,008	15,137,434
Brighthouse Financial Inc.(a)	78,652	2,969,900
Bristol-Myers Squibb Co.	365,135	20,947,795
Broadcom Inc.	90,043	26,369,093
Brown-Forman Corp., Class B, NVS(b)	77,990	5,109,905
Bunge Ltd.	46,794	2,526,876
Burlington Stores Inc.(a)	17,725	3,406,213
Cabot Oil & Gas Corp.	127,620	2,378,837
Cadence Design Systems Inc.(a)	77,990	5,096,646
Capital One Financial Corp.	97,842	9,123,766
Cardinal Health Inc.	75,154	3,716,365
CarMax Inc.(a)(b)	43,958	4,095,567
Carnival Corp.	40,413	1,733,314
Caterpillar Inc.	127,194	17,527,333
Cboe Global Markets Inc.	30,487	3,510,578
CBRE Group Inc., Class A(a)	73,601	3,941,334
CBS Corp., Class B, NVS	88,625	3,194,045
Celanese Corp.	23,813	2,884,945
Celgene Corp.(a)	158,107	17,080,299
Centene Corp.(a)	92,666	4,918,711
CenturyLink Inc.	220,126	2,848,430
Cerner Corp.	63,030	4,230,574
CF Industries Holdings Inc.	66,678	3,023,847
CH Robinson Worldwide Inc.	54,593	4,129,415
Charles Schwab Corp. (The)	268,711	10,939,225
Charter Communications Inc., Class A(a)	36,868	17,249,062
Cheniere Energy Inc.(a)	72,898	4,486,872
Chevron Corp.	424,691	49,323,613
Chipotle Mexican Grill Inc.(a)	6,220	4,840,155
Chubb Ltd.	100,386	15,300,834
Church & Dwight Co. Inc.	75,863	5,305,858
Cigna Corp.(a)	86,498	15,436,433
Cisco Systems Inc.	977,867	46,458,461
CIT Group Inc.	89,334	3,831,535
Citigroup Inc.	517,301	37,173,250
Citizens Financial Group Inc.	127,620	4,487,119
Citrix Systems Inc.	41,831	4,553,723
Clorox Co. (The)	31,683	4,679,262

Security	Shares	Value

United States (continued)
CME Group Inc.	79,408	$16,338,196
CMS Energy Corp.	82,037	5,243,805
Coca-Cola Co. (The)	904,901	49,253,761
Cognizant Technology Solutions Corp., Class A	134,001	8,166,021
Colgate-Palmolive Co.	193,557	13,278,010
Comcast Corp., Class A	1,020,960	45,759,427
Comerica Inc.	52,466	3,432,326
Conagra Brands Inc.	113,440	3,068,552
Concho Resources Inc.	44,667	3,015,916
ConocoPhillips	249,840	13,791,168
Consolidated Edison Inc.	61,054	5,630,400
Constellation Brands Inc., Class A	34,032	6,477,311
Copart Inc.(a)	63,101	5,214,667
Corning Inc.	207,028	6,134,240
Corteva Inc.(a)	165,055	4,354,151
CoStar Group Inc.(a)	11,344	6,233,755
Costco Wholesale Corp.	98,909	29,386,853
Coty Inc., Class A	108,477	1,268,096
Crown Castle International Corp.	85,457	11,860,577
CSX Corp.	194,975	13,700,893
Cummins Inc.	37,577	6,481,281
CVS Health Corp.	287,145	19,063,557
Danaher Corp.	151,017	20,813,163
Darden Restaurants Inc.	27,651	3,104,378
DaVita Inc.(a)	55,302	3,240,697
Deere & Co.	65,108	11,337,907
Dell Technologies Inc., Class C(a)	39,704	2,099,945
Delta Air Lines Inc.	54,593	3,006,982
Dentsply Sirona Inc.(b)	51,048	2,796,409
Devon Energy Corp.	108,477	2,199,914
DexCom Inc.(a)	23,093	3,561,864
Diamondback Energy Inc.	37,577	3,222,604
Digital Realty Trust Inc.	37,855	4,809,099
Discover Financial Services	68,084	5,464,422
Discovery Inc., Class A(a)(b)	102,805	2,771,109
DISH Network Corp., Class A(a)	73,027	2,510,668
DocuSign Inc.(a)(b)	41,122	2,721,865
Dollar General Corp.(b)	60,351	9,676,679
Dollar Tree Inc.(a)	51,212	5,653,805
Dominion Energy Inc.	167,505	13,827,538
Domino’s Pizza Inc.	12,762	3,466,414
Dover Corp.	53,175	5,524,351
Dow Inc.(a)	172,140	8,691,349
DR Horton Inc.	92,170	4,826,943
DTE Energy Co.	33,637	4,282,663
Duke Energy Corp.	160,234	15,103,657
Duke Realty Corp.	133,292	4,683,881
DuPont de Nemours Inc.	165,906	10,934,864
DXC Technology Co.	66,098	1,828,932
Eaton Corp. PLC	107,768	9,387,670
eBay Inc.	193,557	6,822,884
Ecolab Inc.	66,646	12,800,697
Edison International	73,736	4,637,994
Edwards Lifesciences Corp.(a)	48,980	11,675,852
Electronic Arts Inc.(a)	62,392	6,014,589
Eli Lilly & Co.	204,192	23,267,678
Emerson Electric Co.	132,061	9,264,079
Entergy Corp.	60,265	7,320,992
EOG Resources Inc.	117,694	8,157,371
Equifax Inc.	27,310	3,733,550

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Equinix Inc.	17,907	$10,149,329
Equity Residential	75,710	6,712,449
Essex Property Trust Inc.	18,434	6,030,314
Estee Lauder Companies Inc. (The), Class A	49,630	9,244,580
Everest Re Group Ltd.	15,598	4,010,090
Eversource Energy	55,302	4,630,989
Exact Sciences Corp.(a)	29,778	2,590,686
Exelon Corp.	204,252	9,291,423
Expedia Group Inc.	27,651	3,778,786
Expeditors International of Washington Inc.	76,572	5,585,162
Extra Space Storage Inc.	47,697	5,354,942
Exxon Mobil Corp.	933,044	63,045,783
F5 Networks Inc.(a)	22,688	3,268,887
Facebook Inc., Class A(a)	530,060	101,585,999
Fastenal Co.	121,948	4,382,811
Federal Realty Investment Trust	29,778	4,050,106
FedEx Corp.	50,339	7,684,752
Fidelity National Financial Inc.	95,006	4,355,075
Fidelity National Information Services Inc.	143,201	18,868,164
Fifth Third Bancorp	188,594	5,484,314
First Republic Bank/CA	56,011	5,957,330
FirstEnergy Corp.	119,999	5,798,352
Fiserv Inc.(a)	126,111	13,385,422
FleetCor Technologies Inc.(a)	21,270	6,258,059
Fluor Corp.	54,593	879,493
FMC Corp.	43,249	3,957,284
Ford Motor Co.	771,552	6,627,632
Fortinet Inc.(a)	36,868	3,006,954
Fortive Corp.	80,826	5,576,994
Fox Corp., Class A, NVS	124,276	3,981,803
Franklin Resources Inc.	148,890	4,101,920
Freeport-McMoRan Inc.	314,796	3,091,297
Gap Inc. (The)	98,551	1,602,439
Gartner Inc.(a)	26,233	4,041,981
General Dynamics Corp.	59,556	10,529,501
General Electric Co.	1,935,570	19,316,989
General Mills Inc.	141,091	7,175,888
General Motors Co.	277,928	10,327,804
Gilead Sciences Inc.	280,069	17,843,196
Global Payments Inc.	44,087	7,458,639
GoDaddy Inc., Class A(a)	47,503	3,089,120
Goldman Sachs Group Inc. (The)	73,736	15,733,788
GrubHub Inc.(a)(b)	25,524	869,347
Halliburton Co.	156,689	3,016,263
Hanesbrands Inc.	146,763	2,232,265
Harley-Davidson Inc.	82,244	3,200,114
Hartford Financial Services Group Inc. (The)	94,050	5,368,374
Hasbro Inc.	26,942	2,621,726
HCA Healthcare Inc.	66,646	8,899,907
Healthpeak Properties Inc.	120,089	4,517,748
Helmerich & Payne Inc.	51,048	1,914,300
Hershey Co. (The)	41,122	6,039,588
Hess Corp.	74,450	4,895,088
Hewlett Packard Enterprise Co.	364,426	5,980,231
HollyFrontier Corp.	56,720	3,116,197
Home Depot Inc. (The)	255,949	60,040,516
Honeywell International Inc.	167,456	28,924,675
Hormel Foods Corp.	104,223	4,261,678
Host Hotels & Resorts Inc.	216,954	3,555,876
HP Inc.	370,098	6,428,602

Security	Shares	Value

United States (continued)
Humana Inc.	31,528	$9,275,538
IAC/InterActiveCorp.(a)	18,886	4,291,844
IDEXX Laboratories Inc.(a)	20,561	5,860,091
IHS Markit Ltd.(a)	116,276	8,141,646
Illinois Tool Works Inc.	72,833	12,278,187
Illumina Inc.(a)	33,487	9,896,078
Incyte Corp.(a)	49,630	4,164,950
Ingersoll-Rand PLC	68,064	8,636,641
Intel Corp.	1,010,325	57,113,672
Intercontinental Exchange Inc.	123,366	11,635,881
International Business Machines Corp.	196,393	26,263,636
International Flavors & Fragrances Inc.	28,360	3,460,204
International Paper Co.	103,514	4,521,492
Intuit Inc.	65,228	16,796,210
Intuitive Surgical Inc.(a)	26,014	14,384,441
Ionis Pharmaceuticals Inc.(a)	36,159	2,014,779
IPG Photonics Corp.(a)(b)	19,852	2,665,727
Jacobs Engineering Group Inc.	53,175	4,976,117
Jazz Pharmaceuticals PLC(a)	16,307	2,048,648
JM Smucker Co. (The)	34,032	3,596,502
Johnson & Johnson	591,306	78,076,044
Johnson Controls International PLC	201,176	8,716,956
JPMorgan Chase & Co.	722,775	90,289,053
Juniper Networks Inc.	118,624	2,944,248
Kansas City Southern	34,741	4,890,838
Kellogg Co.	71,609	4,549,320
KeyCorp.	243,513	4,375,929
Keysight Technologies Inc.(a)	44,667	4,507,347
Kimberly-Clark Corp.	82,953	11,022,795
Kimco Realty Corp.	127,732	2,753,902
Kinder Morgan Inc./DE	564,182	11,272,356
KKR & Co. Inc., Class A, NVS	121,948	3,515,761
KLA Corp.	35,450	5,992,468
Kohl’s Corp.	37,577	1,926,197
Kraft Heinz Co. (The)	132,583	4,286,408
Kroger Co. (The)	187,885	4,629,486
L Brands Inc.	73,027	1,244,380
L3Harris Technologies Inc.	51,889	10,705,220
Laboratory Corp. of America Holdings(a)	30,487	5,023,343
Lam Research Corp.	36,868	9,992,703
Lamb Weston Holdings Inc.	42,540	3,319,822
Las Vegas Sands Corp.	84,236	5,209,154
Leidos Holdings Inc.	53,884	4,646,417
Lennar Corp., Class A	73,607	4,386,977
Liberty Broadband Corp., Class C, NVS(a)(b)	43,958	5,190,121
Liberty Global PLC, Class A(a)	71,609	1,800,966
Liberty Global PLC, Class C, NVS(a)(b)	90,043	2,149,326
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	67,381	2,863,693
Lincoln National Corp.	87,998	4,970,127
LKQ Corp.(a)	99,969	3,397,946
Lockheed Martin Corp.	60,974	22,967,686
Lowe’s Companies Inc.	175,123	19,545,478
Lululemon Athletica Inc.(a)	26,942	5,503,442
LyondellBasell Industries NV, Class A	69,482	6,232,535
M&T Bank Corp.	30,122	4,714,997
Macerich Co. (The)	75,154	2,066,735
Macy’s Inc.	91,218	1,382,865
Marathon Oil Corp.	216,799	2,499,692
Marathon Petroleum Corp.	152,435	9,748,218

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marriott International Inc./MD, Class A	64,993	$8,224,864
Marsh & McLennan Companies Inc.	129,747	13,444,384
Martin Marietta Materials Inc.	19,143	5,013,743
Marvell Technology Group Ltd.	179,377	4,375,005
Masco Corp.	142,509	6,591,041
Mastercard Inc., Class A	205,228	56,809,163
McCormick & Co. Inc./MD, NVS	31,196	5,012,885
McDonald’s Corp.	174,414	34,307,234
McKesson Corp.	43,958	5,846,414
Medtronic PLC	306,676	33,397,016
MercadoLibre Inc.(a)	10,330	5,387,302
Merck & Co. Inc.	592,724	51,365,462
MetLife Inc.	176,835	8,274,110
MGM Resorts International	130,456	3,717,996
Microchip Technology Inc.	61,120	5,763,005
Micron Technology Inc.(a)	242,478	11,529,829
Microsoft Corp.	1,640,626	235,216,550
Mid-America Apartment Communities Inc.	57,429	7,982,057
Mohawk Industries Inc.(a)	29,870	4,282,761
Molson Coors Brewing Co., Class B	57,429	3,027,657
Mondelez International Inc., Class A	331,319	17,377,682
MongoDB Inc.(a)(b)	10,941	1,397,932
Monster Beverage Corp.(a)	97,133	5,452,075
Moody’s Corp.	39,711	8,763,821
Morgan Stanley	286,499	13,193,279
Mosaic Co. (The)	102,096	2,029,668
Motorola Solutions Inc.	41,122	6,839,411
Mylan NV(a)	121,948	2,335,304
National Oilwell Varco Inc.	96,424	2,181,111
Nektar Therapeutics(a)	48,921	837,772
NetApp Inc.	74,062	4,138,585
Netflix Inc.(a)	97,503	28,023,337
Newell Brands Inc.	125,493	2,380,602
Newmont Goldcorp Corp.	164,488	6,535,108
News Corp., Class A, NVS	282,891	3,878,436
NextEra Energy Inc.	106,828	25,461,386
NIKE Inc., Class B	284,180	25,448,319
Noble Energy Inc.	123,366	2,376,029
Nordstrom Inc.	50,339	1,807,170
Norfolk Southern Corp.	62,357	11,348,974
Northern Trust Corp.	67,355	6,713,946
Northrop Grumman Corp.	38,286	13,495,049
NortonLifeLock Inc.	150,562	3,444,859
Norwegian Cruise Line Holdings Ltd.(a)	56,011	2,843,118
NRG Energy Inc.	80,117	3,214,294
Nucor Corp.	95,715	5,154,253
NVIDIA Corp.	126,911	25,511,649
Occidental Petroleum Corp.	187,120	7,578,360
OGE Energy Corp.	111,313	4,793,138
Okta Inc.(a)(b)	29,069	3,170,556
Omnicom Group Inc.	58,242	4,495,700
ONEOK Inc.	99,969	6,980,835
Oracle Corp.	553,821	30,177,706
O’Reilly Automotive Inc.(a)	14,180	6,175,532
PACCAR Inc.	86,498	6,579,038
Palo Alto Networks Inc.(a)	23,397	5,320,244
Parker-Hannifin Corp.	32,614	5,984,343
Paychex Inc.	83,662	6,997,490
Paycom Software Inc.(a)	14,889	3,149,470
PayPal Holdings Inc.(a)	255,752	26,623,783

Security	Shares	Value

United States (continued)
Pentair PLC	155,271	$6,439,088
People’s United Financial Inc.	416,892	6,741,144
PepsiCo Inc.	315,816	43,320,481
Perrigo Co. PLC	48,212	2,556,200
Pfizer Inc.	1,268,401	48,668,546
Philip Morris International Inc.	339,611	27,657,920
Phillips 66	107,216	12,524,973
Pinnacle West Capital Corp.	46,085	4,337,520
Pioneer Natural Resources Co.	36,449	4,483,956
PNC Financial Services Group Inc. (The)	96,424	14,145,401
PPG Industries Inc.	58,847	7,362,937
PPL Corp.	144,679	4,845,300
Principal Financial Group Inc.	73,736	3,936,028
Procter & Gamble Co. (The)	548,766	68,326,855
Progressive Corp. (The)	131,992	9,199,842
Prologis Inc.	138,255	12,133,259
Prudential Financial Inc.	93,988	8,566,066
Public Service Enterprise Group Inc.	121,239	7,675,641
Public Storage	31,905	7,110,348
PulteGroup Inc.	102,096	4,006,247
PVH Corp.(b)	21,979	1,915,690
Qorvo Inc.(a)	39,704	3,210,465
QUALCOMM Inc.	269,463	21,675,604
Quest Diagnostics Inc.	46,085	4,666,106
Qurate Retail Inc., Series A(a)(b)	120,530	1,149,856
Ralph Lauren Corp.	22,688	2,179,409
Raytheon Co.	68,064	14,443,861
Realty Income Corp.	79,225	6,479,813
Regeneron Pharmaceuticals Inc.(a)(b)	18,434	5,645,966
Regions Financial Corp.	262,330	4,223,513
Republic Services Inc.	58,138	5,087,656
ResMed Inc.	31,905	4,719,388
Rockwell Automation Inc.	25,524	4,389,873
Roku Inc.(a)	18,187	2,677,126
Roper Technologies Inc.	22,688	7,644,948
Ross Stores Inc.	82,953	9,097,456
Royal Caribbean Cruises Ltd.	42,776	4,655,312
S&P Global Inc.	68,064	17,559,831
salesforce.com Inc.(a)(b)	181,141	28,346,755
Sarepta Therapeutics Inc.(a)	16,589	1,377,882
SBA Communications Corp.	26,233	6,312,971
Schlumberger Ltd.	272,965	8,923,226
Seagate Technology PLC	87,916	5,101,765
Seattle Genetics Inc.(a)	37,577	4,035,770
Sempra Energy	57,075	8,247,908
ServiceNow Inc.(a)	43,161	10,671,989
Sherwin-Williams Co. (The)	19,143	10,955,922
Signature Bank/New York NY	24,552	2,904,993
Simon Property Group Inc.	58,138	8,760,234
Sirius XM Holdings Inc.	535,295	3,597,182
Skyworks Solutions Inc.	50,339	4,583,869
SL Green Realty Corp.	45,376	3,793,434
Snap Inc., Class A, NVS(a)(b)	155,271	2,338,381
Southern Co. (The)	212,022	13,285,299
Southwest Airlines Co.	61,683	3,462,267
Splunk Inc.(a)	36,868	4,422,685
Sprint Corp.(a)	369,389	2,293,906
Square Inc., Class A(a)(b)	76,503	4,699,579
SS&C Technologies Holdings Inc.	68,921	3,584,581
Starbucks Corp.	281,559	23,808,629

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
State Street Corp.	79,784	$5,271,329
Stryker Corp.	80,117	17,326,904
SunTrust Banks Inc.	99,969	6,831,881
SVB Financial Group(a)	14,180	3,140,586
Synchrony Financial	155,271	5,491,935
Sysco Corp.	116,985	9,343,592
T Rowe Price Group Inc.	63,810	7,389,198
Take-Two Interactive Software Inc.(a)	30,487	3,669,110
Tapestry Inc.	87,916	2,273,508
Targa Resources Corp.	80,826	3,142,515
Target Corp.	114,902	12,284,173
TD Ameritrade Holding Corp.	81,535	3,129,313
TE Connectivity Ltd.	92,879	8,312,670
TechnipFMC PLC	135,530	2,674,007
Tesla Inc.(a)(b)	28,360	8,931,131
Texas Instruments Inc.	222,449	26,246,758
Textron Inc.	77,990	3,594,559
Thermo Fisher Scientific Inc.	97,842	29,546,327
Tiffany & Co.	28,716	3,575,429
TJX Companies Inc. (The)	283,600	16,349,540
T-Mobile U.S. Inc.(a)	53,884	4,454,051
Tractor Supply Co.	39,704	3,772,674
TransDigm Group Inc.	10,955	5,765,397
TransUnion	69,246	5,721,105
Travelers Companies Inc. (The)	62,460	8,186,008
Trimble Inc.(a)(b)	109,895	4,378,217
TripAdvisor Inc.(a)	38,286	1,546,754
Twilio Inc., Class A(a)(b)	21,979	2,122,292
Twitter Inc.(a)	159,260	4,773,022
Tyson Foods Inc., Class A	70,789	5,860,621
U.S. Bancorp	359,463	20,496,580
UDR Inc.	127,620	6,412,905
Ulta Salon Cosmetics & Fragrance Inc.(a)	14,180	3,306,067
Under Armour Inc., Class A(a)(b)	54,593	1,127,345
Under Armour Inc., Class C, NVS(a)(b)	52,618	973,433
Union Pacific Corp.	164,488	27,216,184
United Airlines Holdings Inc.(a)	41,831	3,799,928
United Parcel Service Inc., Class B	153,144	17,637,594
United Rentals Inc.(a)	22,688	3,030,436
United Technologies Corp.	173,705	24,940,564
UnitedHealth Group Inc.	216,954	54,824,276
Vail Resorts Inc.	9,217	2,141,754
Valero Energy Corp.	95,715	9,282,441
Varian Medical Systems Inc.(a)	33,323	4,025,752
Veeva Systems Inc., Class A(a)	34,132	4,840,942
Ventas Inc.	78,522	5,111,782
VeriSign Inc.(a)	47,503	9,026,520
Verisk Analytics Inc.	37,577	5,437,392
Verizon Communications Inc.	899,721	54,406,129
Vertex Pharmaceuticals Inc.(a)	61,757	12,072,258
VF Corp.	63,810	5,250,925
Viacom Inc., Class B, NVS	106,350	2,292,906
Visa Inc., Class A	406,885	72,775,451
VMware Inc., Class A	19,143	3,029,763
Vornado Realty Trust	77,990	5,118,484
Vulcan Materials Co.	36,868	5,267,331
Wabtec Corp.(b)	43,958	3,049,366
Walgreens Boots Alliance Inc.	175,123	9,593,238
Walmart Inc.	321,886	37,744,352
Walt Disney Co. (The)	401,702	52,189,124

Security	Shares	Value

United States (continued)
Waste Management Inc.	95,394	$10,704,161
Waters Corp.(a)	17,725	3,750,965
Wayfair Inc., Class A(a)(b)	14,889	1,224,322
WEC Energy Group Inc.	65,975	6,228,040
WellCare Health Plans Inc.(a)	12,762	3,785,209
Wells Fargo & Co.	942,261	48,648,935
Welltower Inc.	77,221	7,003,172
Western Digital Corp.	63,810	3,295,787
Western Union Co. (The)	246,732	6,183,104
Westrock Co.	97,133	3,629,860
Weyerhaeuser Co.	146,763	4,286,947
Whirlpool Corp.	23,397	3,559,152
Williams Companies Inc. (The)	287,145	6,406,205
Willis Towers Watson PLC	29,341	5,483,833
Workday Inc., Class A(a)(b)	36,159	5,863,543
WW Grainger Inc.	9,735	3,006,557
Wynn Resorts Ltd.	24,106	2,925,022
Xcel Energy Inc.	85,789	5,448,459
Xerox Holdings Corp.(a)	87,916	2,982,990
Xilinx Inc.	58,138	5,275,442
XPO Logistics Inc.(a)	36,174	2,763,694
Xylem Inc./NY	66,646	5,111,082
Yum! Brands Inc.	75,159	7,644,422
Zebra Technologies Corp., Class A(a)	16,307	3,878,946
Zillow Group Inc., Class C, NVS(a)(b)	44,865	1,461,253
Zimmer Biomet Holdings Inc.	46,794	6,468,335
Zoetis Inc.	112,731	14,420,550

		5,889,290,776

Total Common Stocks — 98.0% (Cost: $9,226,717,636)		10,519,830,390

Investment Companies

India — 1.0%
iShares MSCI India ETF(g)	3,059,056	105,996,290

Total Investment Companies — 1.0% (Cost: $106,935,532)		105,996,290

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	1,029,461	9,019,067
Cia. Brasileira de Distribuicao, Preference Shares, NVS	93,371	1,930,266
Cia. Energetica de Minas Gerais, Preference Shares, NVS	425,454	1,446,654
Itau Unibanco Holding SA, Preference Shares, NVS	872,858	7,877,552
Itausa-Investimentos Itau SA, Preference Shares, NVS	992,684	3,390,220
Lojas Americanas SA, Preference Shares, NVS	340,860	1,697,338
Petroleo Brasileiro SA, Preference Shares, NVS	1,276,200	9,661,149
Telefonica Brasil SA, Preference Shares, NVS	160,100	2,116,906

		37,139,152

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	159,243	2,079,612

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	34,032	3,537,841

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Porsche Automobil Holding SE, Preference Shares, NVS	58,138	$4,280,872
Sartorius AG, Preference Shares, NVS	15,598	3,031,414
Volkswagen AG, Preference Shares, NVS	46,794	8,911,522

		19,761,649

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	180,354	6,363,429

United Kingdom — 0.0%
Rolls Royce Holdings PLC, Preference Shares(a)	20,318,522	26,292

Total Preferred Stocks — 0.6% (Cost: $52,775,846)		65,370,134

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(g)(h)(i)	136,243,189	136,311,311
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(g)(h)	15,852,000	15,852,000

		152,163,311

Total Short-Term Investments — 1.4% (Cost: $152,120,468)		152,163,311

Total Investments in Securities — 101.0% (Cost: $9,538,549,482)		10,843,360,125

Other Assets, Less Liabilities — (1.0)%		(102,145,020)

Net Assets — 100.0%		$10,741,215,105

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	107,737,376	28,505,813	(a)	—	136,243,189	$136,311,311	$290,315	(b)	$(2,351)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,200,000	2,652,000	(a)	—	15,852,000	15,852,000	71,973		—	—
BlackRock Inc	26,653	—		(900)	25,753	11,890,160	87,955		78,489	(269,720)
iShares MSCI India ETF	3,166,906	—		(107,850)	3,059,056	105,996,290	—		(24,374)	5,014,872

						$270,049,761	$450,243		$51,764	$4,745,152

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

Long Contracts
MSCI EAFE E-Mini	127	12/20/19	$12,428	$334,194

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI ACWI ETF

Futures Contracts (continued)

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)

MSCI Emerging Markets E-Mini	93	12/20/19	$4,842	$67,741
S&P 500 E-Mini Index	149	12/20/19	22,617	271,015

				$672,950

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,519,828,730	$—	$1,660	$10,519,830,390
Investment Companies	105,996,290	—	—	105,996,290
Preferred Stocks	65,370,134	—	—	65,370,134
Money Market Funds	152,163,311	—	—	152,163,311

	$10,843,358,465	$—	$1,660	$10,843,360,125

Derivative financial instruments(a)
Assets
Futures Contracts	$672,950	$—	$—	$672,950

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt